Fair Value of Financial Assets and Liabilities - Summary of Aggregate Deferred Day One Profit (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of detailed information about financial instruments [abstract]
Balance at beginning of period	¥ 27,100	¥ 18,392
Increase due to new trades	7,061	14,309
Reduction due to redemption, sales or passage of time	(16,017)	(11,712)
Balance at end of period	¥ 18,144	¥ 20,989